Non-Controlling Interest (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Assets	$ 2,228,682	$ 258,617	$ 246,559
Liabilities	1,972,044	71,272	76,475
Capital	239,990	170,296	142,079
Net income	16,648	17,049	28,005
Santander Corredora de Seguros Limitada [Member]
Disclosure of subsidiaries [line items]
Assets	82,918	77,764	76,177
Liabilities	12,372	9,595	9,803
Capital	68,159	66,374	64,937
Net income	2,387	1,795	1,437
Santander Corredores de Bolsa Limitada [Member]
Disclosure of subsidiaries [line items]
Assets	1,479,974	102,228	88,711
Liabilities	1,434,843	57,999	45,855
Capital	43,866	42,691	41,424
Net income	1,265	1,538	1,432
Santander Asesorias Financieras Limitada [Member]
Disclosure of subsidiaries [line items]
Assets	51,505	50,552
Liabilities	51	71
Capital	50,481	40,177	26,569
Net income	973	10,304
Santander S.A. Sociedad Securitizadora [Member]
Disclosure of subsidiaries [line items]
Assets	636	704	400
Liabilities	88	66	50
Capital	639	728	432
Net income	(91)	(90)	(82)
Santander Gestion de Recaudacion y Cobranzas Limitada [Member]
Disclosure of subsidiaries [line items]
Assets	8,200	6,932	10,826
Liabilities	3,392	3,155	7,901
Capital	3,777	2,925	2,184
Net income	1,031	852	741
Bansa Santander S.A. [Member]
Disclosure of subsidiaries [line items]
Assets	87,607	20,437	25,535
Liabilities	68,042	386	8,134
Capital	20,051	17,401	6,533
Net income	(486)	$ 2,650	$ 10,868
Klare Corredora de Seguros S.A. [Member]
Disclosure of subsidiaries [line items]
Assets	8,303
Liabilities	724
Capital	8,586
Net income	(1,007)
Santander Consumer Chile S.A. [Member]
Disclosure of subsidiaries [line items]
Assets	505,059
Liabilities	452,528
Capital	39,951
Net income	12,580
Multiplica Spa [Member]
Disclosure of subsidiaries [line items]
Assets	4,480
Liabilities	4
Capital	4,480
Net income	$ (4)